Fair value measurements - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value measurements
Equity securities gain or loss	$ (278)	$ (587)	$ 11,179
Impairment of investments	$ 15,000	$ 9,386	$ 0